Investments - Net Investment Income (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Investments
Net investment income	$ 0.2	$ 1.1	$ 1.3	$ 2.1	$ 3.4	$ 1.3
Interest on cash and cash equivalents
Investments
Net investment income	0.1	0.9	0.9	1.7	2.8	1.0
Bonds
Investments
Net investment income	0.1	0.1	0.1	0.1	0.1	0.1
Short-term investments
Investments
Net investment income	$ 0.0	$ 0.1	$ 0.3	$ 0.3	$ 0.5	$ 0.2